UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1. Report to Shareholders

New Income Fund	November 30, 2013

The views and opinions in this report were current as of November 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Fixed income markets proved challenging for investors in the first half of our fiscal year. Rising long-term interest rates weighed on bond prices, while still-low yields in most segments offered only a small cushion to offset the declines. Nevertheless, the fundamentals of most credit-sensitive issuers remained strong, and the prospect for slow but continued growth in the global economy offered the potential for further improvement. While your fund recorded a small loss in this environment and trailed its benchmark and peer group, we are optimistic that our focus on finding value in credit-sensitive issues will pay off over time.

The New Income Fund returned -1.33% for the six months ended November 30, 2013, trailing its benchmark and peer group average. Our currency positioning and our relatively high exposure to intermediate-term bonds weighed on results, but our sector allocations and individual security selection partially compensated. (Past performance cannot guarantee future results. Performance for Advisor Class and R Class shares can vary, reflecting their different fee structures and other factors.)

ECONOMY AND INTEREST RATES

Domestic fiscal concerns and central bank policy dominated investors’ attention over the first half of our fiscal year. Yields rose sharply at the start of the period, when Federal Reserve Chairman Ben Bernanke indicated in congressional testimony that improving economic conditions might soon lead the Fed to taper its purchases of long-term government bonds, including Treasury bonds and agency mortgage-backed securities (MBS)—a possibility that was confirmed in the Fed’s June policy statement. The Fed’s purchases of $85 billion per month of these bonds have been an important factor in keeping long-term interest rates near record lows despite the slowly improving economy. Investors reacted to the possibility of a change in Fed policy with a “taper tantrum” that saw long-term yields rise sharply. The yield on the 10-year note nearly doubled from May, when it stood just above 1.6%, to early September, when it neared 3.0%.

What Rising Rates Mean for Bonds

After benefiting from a prolonged period of falling interest rates, many bond investors are concerned that a new era of rising rates is at hand. Whether this is so is far from certain—rates have risen off record lows but may remain below long-term averages for some time to come. Nevertheless, investors should be aware of the risks of investing in bonds, including the risk that interest rates will increase and weigh on bond prices.

Importantly, investors also need to understand that not all bonds or bond funds respond uniformly in such an environment. In particular, the duration of a bond or bond fund, which is tied in part to its maturity, provides important clues about how the asset will perform when rates change. Also, some bond sectors and bonds of varying quality are better insulated from rate changes and may even perform well as rates rise.

A bond fund's weighted average effective duration (shown in the Portfolio Characteristics table) is the most precise indicator of how the fund will respond to rising rates. If a bond fund has a duration of 5.3 years, for example, the fund's net asset value (NAV) would be expected to fall about 5.3% in value for every 1% rise in rates. Even this is only part of the picture, however—rising rates will also generally mean higher dividends per share as the fund invests in new, higher-yielding bonds. As a result, the fund's total return (change in NAV plus dividend income) is unlikely to fall as steeply as the duration indicates.

Generally, bond funds with a shorter weighted average maturity—in other words, those with holdings that come due sooner—have lower durations and should fare better than funds with longer average maturities when rates rise. This is because investors in the bonds will not be locked into lower yields, or coupon payments, for long. When shareholders are returned their principal, they can reinvest at a higher yield. Indeed, for investors in a bond fund with a low duration and weighted average maturity, higher rates can mean an increase in income potential.

Some bond sectors (broken out in the Security Diversification table) offer an added degree of protection from rising rates. Floating rate bonds invest in bank loans where the interest rate on the loan is periodically reset, meaning that investors face very little interest rate risk. However, the bank debt usually has a credit profile that is below investment quality, which means these bonds have greater exposure to default risk. Mortgage-backed securities typically fare better than other bonds of similar maturity when rates rise modestly, as fewer homeowners will refinance and pay off their loans early. The government has lately taken steps to encourage refinancing, however, which may cause some borrowers to pay off their loans even as rates rise.

In addition, lower-quality bonds with a price that is highly sensitive to the issuer's credit rating (shown in the Quality Diversification table) may perform better as rates increase. Rising rates often accompany a strengthening economy, which can lead to credit upgrades for lower-rated issuers. Also, the higher yields offered by lower-quality bonds provide an additional cushion to total return if bond prices fall as interest rates increase. However, lower-quality bonds are generally exposed to greater credit risk than other bonds because the securities carry a higher risk of default.

The Fed surprised investors, however, deciding at its mid-September meeting not to begin drawing down purchases as many had anticipated. The Fed cited persistent weakness in the labor market, low inflation, and some tightening in credit conditions as reasons for caution, alongside the potential for renewed fiscal uncertainty. Indeed, a partial federal government shutdown in October and brinkmanship over raising the federal debt ceiling accelerated a decline in Treasury yields that had started in early September. Yields changed direction again and headed higher at the end of the period, however, as fiscal battles abated and minutes from the Fed’s late October policy meeting revealed that policymakers are still considering a reduction in asset purchases in the coming months.

As shown in the Interest Rate Levels chart, corporate bond yields (as represented by the Barclays U.S. Credit Baa Bond Index) climbed in tandem in with the 10-year Treasury note early in our fiscal year. As Treasury yields stabilized late in the period, however, the spread between credit-sensitive corporate bonds and Treasuries compressed. Put differently, investors demanded less additional yield to hold riskier bonds, reflecting greater certainty over the economic outlook and fewer worries over defaults or credit downgrades. Short-term Treasury yields climbed much less steeply early on and even ended the period slightly below where they began.

As has often been the case in recent years, investors were generally rewarded in the period for taking additional risk. High yield issues, which are not included in the broader Barclays U.S. Aggregate Bond Index, fared best. Massive refinancing has improved the fundamentals of high yield issuers, and defaults have remained low, both of which have spurred demand. Investment-grade corporate bonds, with a smaller yield cushion, fared worse on a total return basis as yields headed higher. Increasing merger and acquisition activity, which can result in higher debt and even ratings downgrades for acquiring firms, also weighed on some segments of the corporate bond market. MBS benefited from a low level of refinancing as mortgage rates rose, helping them secure a small gain even as the prospect of a drawdown in Fed purchases of agency MBS came into view.

PERFORMANCE AND INVESTMENT REVIEW

Non-U.S. dollar-denominated securities are only a modest part of the overall portfolio. Nevertheless, our positioning in these securities exerted a drag on our relative results in the period. Our position in the Brazilian local market detracted as the economy was challenged by weak growth, stubbornly high inflation, and a deterioration in the country’s fiscal position, which has led to concerns about a downgrade in Brazil’s sovereign credit rating. The implications of a change in Fed policy, discussed above, also weighed on returns. Our emphasis on the Norwegian krone versus the euro also detracted. The Norwegian economy continues to grow more slowly than expected, and we have reduced our position. Finally, our positioning for a weaker euro weighed on returns. During the period, the euro priced in a more optimistic outlook than we felt was justified by the broader economic and fiscal backdrop. While the eurozone did see a modest pickup in positive economic data releases, we believe the path to recovery will remain slow and uneven.

The mix of maturities we held in the portfolio also detracted somewhat. In particular, our overweight in securities with 10-year maturities and underweight to those with two-year maturities hurt our results as 10-year yields rose substantially while two-year yields finished the period near where they began. Nonetheless, our overall duration posture—or the portfolio’s level of sensitivity to changes in interest rates—remained lower than that of the benchmark, which improved returns somewhat.

Interest rate positioning generally takes a secondary role in our investment strategy to sector positioning, and here we saw better results. Our out-of-benchmark allocation to high yield bonds and bank loans helped returns considerably as investors remained attracted to the strong fundamentals and higher income currently offered by below investment-grade credits. Relatedly, our underweight to Treasuries was also helpful. For some time, we have redirected assets away from Treasuries, both in anticipation of higher interest rates—which generally take their largest toll on government bonds—and in order to take advantage of the firm’s considerable research into credit-sensitive sectors. Underweighting Treasuries provided the largest boost to our relative returns in the period.

Our credit research yielded benefits in the investment-grade corporate bond segment, where our security selection boosted results. We saw stellar returns from Verizon Communications, which offered substantial price concessions to entice investors to participate in its record-setting debt offering. As a result, the bonds enjoyed considerable price increases when they began trading in the secondary market. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)

Our small allocation to tax-exempt municipal securities was not helpful in the period. The relatively long maturities of these securities, which are not included in the Barclays benchmark, weighed on their performance as long-term interest rates rose. In addition, the sector came under a cloud due to the well-publicized fiscal troubles of Puerto Rico and the city of Detroit—issuers that we have avoided in the portfolio. We are closely monitoring these situations given their potential to sour investor sentiment toward municipal bonds. However, we still believe that successfully navigating the municipal market—consisting of more than 50,000 issuers—remains one of our strengths given our considerable research capability and experience in the sector. As a substitute for other high-quality bonds, municipals currently offer especially attractive valuations, even for taxable investors such as ourselves.

OUTLOOK

Fixed income markets appear to have reached an inflection point at the start of our fiscal year this past May, and it appears unlikely that bond investors will enjoy a broad pattern of falling yields and rising bond prices again soon. Nevertheless, we still believe that bonds deserve a place in most investors’ portfolios. The recent upward adjustment to longer-term bond yields has been substantial, and valuations are much more reasonable in light of the persistence of low inflation. Bonds still generate income on a regular basis and help diversify a portfolio composed of broad assets, often performing well even as stocks come under pressure. Bonds are also typically less volatile than stocks, making them especially attractive to investors who are approaching retirement or will need their assets in the shorter term. [Diversification cannot assure a profit or protect against loss in a down market.]

Beyond these general factors, we also believe that the fixed income market continues to offer pockets of opportunity, such as high yield as well as certain developed and emerging markets debt. We are pleased to work with a large and global team of analysts to seek out these occasionally far-flung opportunities, and we remain confident that our highly diversified approach will serve our shareholders well over time.

As always, we appreciate your confidence and thank you for investing with T. Rowe Price.

Respectfully submitted,

Daniel O. Shackelford
Chairman of the fund’s Investment Advisory Committee

December 16, 2013

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF BOND INVESTING

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. MBS are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Barclays U.S. Credit Baa Bond Index: A measure of corporate and noncorporate fixed income securities that are rated investment grade (Baa by Moody’s Investors Service and BBB by Standard & Poor’s) and have at least 10 years to final maturity.

Barclays U.S. Mortgage Backed Securities Index: An unmanaged index that tracks the performance of the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. Treasury Bond Index: An unmanaged index of publicly traded obligations of the U.S. Treasury.

Basis point: One one-hundredth of a percentage point, or 0.01%.

Credit Suisse High Yield Index: An index that tracks the performance of domestic noninvestment-grade corporate bonds.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall about 5% in price in response to a one-percentage-point rise in interest rates, and vice versa.

J.P. Morgan Emerging Markets Bond Index Global: Tracks U.S. dollar-denominated government bonds of a broad range of emerging markets.

J.P. Morgan Global High Yield Index: Tracks the investable universe of the U.S. dollar-denominated global high yield corporate debt market, including domestic and international issues.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

SEC yield (30-day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Yield curve: A graph depicting the relationship between yields and maturity dates for a set of similar securities. These curves are in constant flux. One of the key activities in managing any fixed income portfolio is to study the trends reflected by yield curves.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 25.3%		
FINANCIAL INSTITUTIONS 8.0%		
Banking 5.1%		
Akbank, 3.875%, 10/24/17 (1)	12,642	12,579
Alfa Bank, 7.50%, 9/26/19	3,000	3,172
Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (1)	800	814
Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22	5,000	5,087
Banco Santander Chile, 3.875%, 9/20/22 (1)	18,645	17,580
Bank of America, 2.00%, 1/11/18	20,195	20,241
Bank of America, 3.875%, 3/22/17	27,560	29,574
Bank of America, 5.625%, 7/1/20	53,690	61,195
Bank of America, 5.65%, 5/1/18	47,590	54,468
Bank of New York Mellon, VR, 4.50%, 12/29/49	24,715	21,873
BNP Paribas, 2.70%, 8/20/18	28,440	29,211
Goldman Sachs, 2.375%, 1/22/18	43,840	44,206
Goldman Sachs, 2.90%, 7/19/18	39,320	40,275
Goldman Sachs, 3.625%, 1/22/23	18,705	18,177
Goldman Sachs, 5.75%, 1/24/22	41,795	47,152
Goldman Sachs, 6.15%, 4/1/18	16,550	19,142
Intesa Sanpaolo, 3.125%, 1/15/16	34,280	34,981
JPMorgan Chase, 2.00%, 8/15/17	12,030	12,205
JPMorgan Chase, 3.375%, 5/1/23	24,180	22,506
JPMorgan Chase, 4.50%, 1/24/22	46,645	49,358
JPMorgan Chase, 6.00%, 1/15/18	27,170	31,508
Lloyds TSB Bank, 6.50%, 9/14/20 (1)(2)	10,444	11,732
Merrill Lynch, 6.875%, 4/25/18	8,915	10,633
Merrill Lynch, 7.75%, 5/14/38	7,665	9,765
Morgan Stanley, 2.125%, 4/25/18 (2)	30,029	29,920
Morgan Stanley, 3.75%, 2/25/23	63,390	61,810
Morgan Stanley, 5.00%, 11/24/25	43,970	43,905

Morgan Stanley, 5.50%, 7/28/21	49,295	55,450
Morgan Stanley, 5.95%, 12/28/17	20,535	23,677
Morgan Stanley, 7.30%, 5/13/19	56,276	68,904
Nordea Bank, 4.875%, 5/13/21 (1)	26,805	27,992
PNC Financial Services, VR, 6.75%, 7/29/49 (2)	23,375	24,485
Rabobank Nederland, 4.625%, 12/1/23	32,910	32,864
Royal Bank of Canada, 1.50%, 1/16/18 (2)	19,985	19,738
Santander U.K., 5.00%, 11/7/23 (1)	30,710	30,386
State Street, 3.10%, 5/15/23	11,425	10,626
Turkiye Garanti Bankasi, 6.25%, 4/20/21	2,000	2,037
U.S. Bancorp, 3.442%, 2/1/16	15,495	16,246
U.S. Bank, VR, 3.778%, 4/29/20	39,290	40,849
		1,096,323
Brokerage 0.2%		
Ameriprise Financial, 7.30%, 6/28/19	13,815	17,223
Invesco Finance, 3.125%, 11/30/22	11,595	10,880
Invesco Finance, 4.00%, 1/30/24	15,250	15,316
		43,419
Finance Companies 0.8%		
GATX, 2.50%, 3/15/19	27,645	27,656
GATX, 3.50%, 7/15/16	7,115	7,471
GATX, 4.85%, 6/1/21	14,960	15,331
GE Capital, 5.30%, 2/11/21 (2)	75,175	83,772
GE Capital, 6.875%, 1/10/39	29,420	37,278
		171,508
Insurance 1.4%		
Aflac, 3.625%, 6/15/23	32,260	31,443
American International Group, 4.125%, 2/15/24	30,795	31,124

American International Group, 5.85%, 1/16/18	18,785	21,691
Berkshire Hathaway Finance, 4.25%, 1/15/21 (2)	16,925	18,140
Berkshire Hathaway Finance, 4.30%, 5/15/43	19,105	17,312
CNA Financial, 5.875%, 8/15/20	11,295	12,952
CNA Financial, 6.50%, 8/15/16	945	1,068
ING U.S., VR, 2.90%, 2/15/18	16,265	16,437
MetLife, 4.75%, 2/8/21	17,610	19,316
MetLife, STEP, 3.048%, 12/15/22	11,630	11,053
Metropolitan Light International, 5.25%, 1/17/18	4,100	4,112
Principal Financial Group, 3.30%, 9/15/22	7,130	6,920
Principal Financial Group, 6.05%, 10/15/36	3,495	3,988
Principal Financial Group, 8.875%, 5/15/19	365	477
Provident Companies, 7.00%, 7/15/18	12,183	14,130
Reinsurance Group of America, 4.70%, 9/15/23	26,635	27,575
Reinsurance Group of America, 5.00%, 6/1/21	16,552	17,729
Reinsurance Group of America, 5.625%, 3/15/17	10,270	11,442
Reinsurance Group of America, 6.45%, 11/15/19	5,185	6,103
UnitedHealth Group, 4.625%, 11/15/41	11,465	10,894
Unum Group, 5.625%, 9/15/20	11,595	12,815
		296,721
Real Estate Investment Trusts 0.5%		
AMB Property, 4.50%, 8/15/17	11,110	12,098
Equity One, 3.75%, 11/15/22	28,445	26,955
Hospitality Properties Trust, 5.625%, 3/15/17	15,810	17,219
Kilroy Realty, 4.80%, 7/15/18	12,035	13,041
Kilroy Realty, 6.625%, 6/1/20	9,785	11,183
Reckson Operating Partnership, 6.00%, 3/31/16	3,550	3,855
Regency Centers, 6.00%, 6/15/20	4,390	4,913
WEA Finance, 3.375%, 10/3/22 (1)	16,095	15,267

Weingarten Realty Investors, 3.50%, 4/15/23	7,200	6,704
		111,235
Total Financial Institutions		1,719,206
INDUSTRIAL 14.0%		
Basic Industry 0.4%		
Evraz Group, 6.50%, 4/22/20 (1)	335	316
International Paper, 4.75%, 2/15/22	19,540	20,714
LYB International Finance, 4.00%, 7/15/23	8,115	8,104
LyondellBasell Industries, 5.00%, 4/15/19	24,880	27,741
Packaging Corporation of America, 4.50%, 11/1/23	9,740	9,859
Vale Overseas Limited, 4.375%, 1/11/22	11,080	10,753
Vedanta Resources, 7.125%, 5/31/23 (1)	2,900	2,679
Yingde Gases Investment, 8.125%, 4/22/18	4,000	4,150
		84,316
Capital Goods 0.7%		
CEMEX Finance, 9.375%, 10/12/22	600	668
Eaton, 4.00%, 11/2/32	11,230	10,404
Grupo Cementos Chihuahua, 8.125%, 2/8/20	1,500	1,568
Holcim, 6.00%, 12/30/19 (1)	10,952	12,485
Metalloinvest Finance Limited, 6.50%, 7/21/16	3,500	3,706
Mohawk Industries, 3.85%, 2/1/23	21,749	20,718
Odebrecht Finance, 5.125%, 6/26/22 (1)	18,350	18,029
Odebrecht Finance, 7.125%, 6/26/42	750	700
Odebrecht Offshore Drilling Finance, 6.75%, 10/1/22 (1)	2,935	3,008
Owens Corning, 4.20%, 12/15/22	23,835	23,109
Republic Services, 3.55%, 6/1/22	22,655	22,140
Votorantim Cimentos, 7.25%, 4/5/41 (1)	18,325	17,592

Waste Management, 2.90%, 9/15/22 (2)	25,420	23,551
		157,678
Communications 5.5%		
Altice Financing, 7.875%, 12/15/19	1,400	1,537
American Tower, 3.40%, 2/15/19	12,160	12,367
American Tower, 4.70%, 3/15/22	10,270	10,356
American Tower, 5.90%, 11/1/21	10,995	11,982
American Tower, 7.25%, 5/15/19 (2)	26,482	31,786
AT&T, 6.30%, 1/15/38	27,815	30,079
Bharti Airtel International, 5.125%, 3/11/23	5,000	4,625
British Sky Broadcasting, 3.125%, 11/26/22 (1)	9,950	9,380
British Sky Broadcasting, 6.10%, 2/15/18 (1)	5,560	6,378
CC Holdings, 3.849%, 4/15/23	67,355	63,562
Cellco Partners, 8.50%, 11/15/18	11,766	15,132
Comcast, 3.125%, 7/15/22	13,355	12,921
Comcast, 6.95%, 8/15/37	28,710	34,943
Cox Communications, 3.25%, 12/15/22 (1)	16,365	14,922
Cox Communications, 8.375%, 3/1/39 (1)	17,085	20,507
Crown Castle Towers, 4.883%, 8/15/40 (1)	4,075	4,329
Crown Castle Towers, 6.113%, 1/15/40 (1)	20,836	23,349
DIRECTV Holdings, 1.75%, 1/15/18 (2)	21,350	21,013
DIRECTV Holdings, 2.40%, 3/15/17	15,545	15,864
DIRECTV Holdings, 5.875%, 10/1/19	46,169	52,861
Grain Spectrum Funding, 4.00%, 10/10/18 (1)	34,275	34,476
GTP Acquisition Partners, 2.364%, 5/15/43 (1)	22,230	21,836
GTP Acquisition Partners, 4.347%, 6/15/41 (1)	6,799	7,191
Interpublic Group of Companies, 2.25%, 11/15/17	9,800	9,751
Interpublic Group of Companies, 3.75%, 2/15/23	11,540	10,913
Interpublic Group of Companies, 4.00%, 3/15/22	10,585	10,267

Millicom International Cellular, 6.625%, 10/15/21 (1)	335	342
NBC Universal, 1.974%, 4/15/19 (1)	19,145	18,868
NBC Universal, 2.875%, 1/15/23 (2)	56,710	52,965
NBC Universal, 5.15%, 4/30/20	51,970	58,610
News America, 3.00%, 9/15/22	1,145	1,084
News America, 6.15%, 2/15/41	1,201	1,324
News America, 6.40%, 12/15/35	37,286	41,819
Omnicom Group, 4.45%, 8/15/20	27,765	29,333
Omnicom Group, 6.25%, 7/15/19	10,085	11,794
Qwest, 7.50%, 10/1/14	3,880	4,083
SBA Tower Trust, 2.933%, 12/15/42 (1)	4,705	4,726
SBA Tower Trust, 3.598%, 4/15/43 (1)	21,070	20,779
SBA Tower Trust, 4.254%, 4/15/40 (1)	27,970	28,470
SES, 3.60%, 4/4/23 (1)	16,395	15,640
Telecom Italia Capital, 5.25%, 10/1/15	9,317	9,792
Telecom Italia Capital, 6.175%, 6/18/14	25,245	25,873
Telefonica Emisiones, 3.192%, 4/27/18	44,295	45,280
Telefonica Emisiones, 6.221%, 7/3/17	12,485	14,143
Travel Channel, 3.55%, 1/15/15 (1)	15,590	16,078
Verizon Communications, 4.50%, 9/15/20	36,720	39,315
Verizon Communications, 5.15%, 9/15/23	49,220	52,503
Verizon Communications, 6.40%, 9/15/33	125,805	139,897
VimpelCom, 7.748%, 2/2/21	6,050	6,534
Virgin Media Secured Finance, 5.25%, 1/15/21	10,328	10,551
WPP Finance 2010, 3.625%, 9/7/22	11,190	10,725
WPP Finance 2010, 4.75%, 11/21/21	33,984	35,645
		1,188,500
Consumer Cyclical 1.5%		
Country Garden Holdings, 10.50%, 8/11/15	4,000	4,430

Daimler Finance North America, 1.875%, 1/11/18 (1)	17,760	17,588
Dollar General, 3.25%, 4/15/23	24,335	22,335
Dollar General, 4.125%, 7/15/17	8,590	9,179
Ford Motor Credit, 5.75%, 2/1/21	98,290	110,353
Hyatt Hotels, 3.875%, 8/15/16	22,375	23,811
Hyundai Capital America, 1.875%, 8/9/16 (1)	9,550	9,641
Hyundai Capital America, 2.875%, 8/9/18 (1)	16,875	17,155
KWG Property Holding, 12.75%, 3/30/16	4,000	4,370
Longfor Properties, 6.75%, 1/29/23	3,880	3,642
Longfor Properties, 6.875%, 10/18/19	1,120	1,148
NVR, 3.95%, 9/15/22	12,815	12,338
O'Reilly Automotive, 4.875%, 1/14/21	30,301	32,165
QVC, 4.375%, 3/15/23	38,980	37,057
RCI Banque, 4.60%, 4/12/16 (1)	15,150	16,048
		321,260
Consumer Non-Cyclical 2.3%		
Actavis, 3.25%, 10/1/22	31,330	29,560
Agrokor, 8.875%, 2/1/20	800	860
Altria Group, 4.75%, 5/5/21	22,920	24,628
Avon, 4.60%, 3/15/20	26,901	27,156
Avon, 5.00%, 3/15/23	27,777	27,706
Baxter International, 3.20%, 6/15/23	19,480	18,831
Bunge Limited Finance, 3.20%, 6/15/17	22,715	23,646
Bunge North America Finance, 5.90%, 4/1/17	7,885	8,687
Catholic Health Initiatives, 2.95%, 11/1/22	17,520	16,144
Celgene, 5.25%, 8/15/43	19,135	19,117
Coca-Cola, 1.65%, 11/1/18 (2)	54,920	54,631
Coca-Cola FEMSA, 4.625%, 2/15/20	15,770	16,805
ConAgra Foods, 3.20%, 1/25/23	30,145	28,079

Controladora Mabe, 7.875%, 10/28/19	500	560
Delhaize Group, 6.50%, 6/15/17	16,500	18,769
Express Scripts Holding, 3.90%, 2/15/22	10,780	10,842
Heineken, 2.75%, 4/1/23 (1)	14,855	13,545
Imperial Tobacco Finance, 3.50%, 2/11/23 (1)	26,520	25,221
Kaiser Permanente, 3.50%, 4/1/22	14,680	14,259
Life Technologies, 3.50%, 1/15/16	14,446	15,085
MHP, 8.25%, 4/2/20 (1)	600	502
Newell Rubbermaid, 2.05%, 12/1/17	8,990	8,969
Novant Health, 5.85%, 11/1/19	8,305	9,451
Pernod Ricard, 4.45%, 1/15/22 (1)	18,775	19,242
Perrigo, 2.30%, 11/8/18 (1)	10,855	10,899
Reynolds American, 3.25%, 11/1/22	15,245	14,160
Thermo Fisher Scientific, 1.85%, 1/15/18	2,050	2,038
Tyson Foods, 4.50%, 6/15/22	17,295	17,684
Whirlpool, 3.70%, 3/1/23	4,075	3,949
Wrigley, 2.40%, 10/21/18 (1)	12,700	12,821
		493,846
Energy 1.4%		
Anadarko Petroleum, 6.375%, 9/15/17	20,380	23,819
EQT, 4.875%, 11/15/21	24,880	25,840
EQT, 8.125%, 6/1/19	25,141	30,930
Murphy Oil, 4.00%, 6/1/22	33,810	32,659
Nabors Industries, 2.35%, 9/15/16 (1)	4,485	4,564
Nabors Industries, 4.625%, 9/15/21	16,570	16,719
Noble Energy, 4.15%, 12/15/21	17,950	18,587
Noble Energy, 6.00%, 3/1/41	20,050	21,919
Petrohawk Energy, 7.25%, 8/15/18	10,605	11,453
Phillips 66, 4.30%, 4/1/22	17,135	17,598

Pioneer Natural Resources, 3.95%, 7/15/22	17,615	17,773
PTTEP Canada International Finance, 5.692%, 4/5/21	2,000	2,178
Rowan Companies, 4.875%, 6/1/22	9,570	9,837
Rowan Companies, 5.00%, 9/1/17	13,655	14,947
Rowan Companies, 7.875%, 8/1/19	5,480	6,703
Talisman Energy, 3.75%, 2/1/21 (2)	12,455	11,965
TNK-BP Finance, 6.625%, 3/20/17	2,000	2,210
Transocean, 2.50%, 10/15/17	21,530	21,838
Transocean, 5.05%, 12/15/16	10,670	11,768
		303,307
Industrial Other 0.1%		
Mriya Agro, 9.45%, 4/19/18 (1)	800	678
Valmont Industries, 6.625%, 4/20/20	12,675	14,434
		15,112
Technology 0.7%		
Affiliated Computer Services, 5.20%, 6/1/15	9,607	10,192
Apple, 2.40%, 5/3/23	69,490	62,952
Avnet Electronic, 4.875%, 12/1/22	30,675	30,916
Fiserv, 3.125%, 6/15/16	6,340	6,637
Fiserv, 3.50%, 10/1/22	15,980	15,075
Tencent Holdings, 4.625%, 12/12/16	4,000	4,328
Verisk Analytics, 5.80%, 5/1/21	9,876	10,869
Xerox, 2.95%, 3/15/17	15,041	15,491
Xerox, 6.35%, 5/15/18	6,565	7,589
		164,049
Transportation 1.4%		
American Airlines, 4.00%, 1/15/27 (1)	13,345	13,045
American Airlines, 4.95%, 7/15/24 (1)	31,475	32,891

Burlington Northern Santa Fe, 5.05%, 3/1/41	11,325	11,215
Burlington Northern Santa Fe, 5.15%, 9/1/43 (2)	42,160	42,634
Continental Airlines, 4.15%, 10/11/25	19,244	19,341
Continental Airlines, 4.75%, 7/12/22 (2)	4,175	4,426
Continental Airlines, 7.25%, 5/10/21	2,681	3,063
Delta Air Lines, 5.30%, 10/15/20	2,578	2,804
Delta Air Lines, 7.75%, 6/17/21	2,925	3,400
Delta Air Lines, ETC, 4.95%, 5/23/19	3,496	3,775
ERAC USA Finance, 2.25%, 1/10/14 (1)	6,340	6,352
ERAC USA Finance, 2.80%, 11/1/18 (1)	3,805	3,885
ERAC USA Finance, 3.30%, 10/15/22 (1)	7,535	7,119
ERAC USA Finance, 5.25%, 10/1/20 (1)	14,875	16,541
Heathrow Funding, 4.875%, 7/15/23 (1)	26,915	28,520
ICTSI Treasury, 4.625%, 1/16/23	4,000	3,700
Kansas City Southern Railway, 4.30%, 5/15/43 (1)	38,960	34,471
Southwest Airlines, 5.125%, 3/1/17	13,940	15,327
Union Pacific, 4.75%, 9/15/41	17,390	17,084
US Airways, 3.95%, 5/15/27	23,180	22,485
US Airways, 4.625%, 12/3/26	11,110	11,166
		303,244
Total Industrial		3,031,312
UTILITY 3.3%		
Electric 1.2%		
Appalachian Power, 6.375%, 4/1/36	3,930	4,415
Constellation Energy, 5.15%, 12/1/20	21,425	22,987
DTEK Finance, 7.875%, 4/4/18	1,400	1,223
Exelon Generation, 6.25%, 10/1/39	10,685	10,717
FirstEnergy, 2.75%, 3/15/18	16,295	16,085

FirstEnergy, 4.25%, 3/15/23	21,670	20,234
FirstEnergy, 7.375%, 11/15/31	14,725	15,633
Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	28,045	28,633
Origin Energy Finance, 3.50%, 10/9/18 (1)	24,640	24,886
Pennsylvania Electric, 6.15%, 10/1/38	7,710	8,046
PPL Capital Funding, 3.40%, 6/1/23	21,665	20,423
PPL Capital Funding, 3.50%, 12/1/22	20,906	19,961
PPL WEM Holdings, 3.90%, 5/1/16 (1)	26,580	27,934
Public Service Company of Oklahoma, 5.15%, 12/1/19	8,725	9,761
Tampa Electric, 6.15%, 5/15/37	5,665	6,597
TECO Finance, 5.15%, 3/15/20	9,680	10,638
		248,173
Natural Gas 2.1%		
Boardwalk Pipelines, 3.375%, 2/1/23	34,129	31,232
Boardwalk Pipelines, 5.75%, 9/15/19	6,965	7,781
Colorado Interstate Gas, 5.95%, 3/15/15	1,025	1,088
DCP Midstream Operating, 2.50%, 12/1/17	21,205	21,348
DCP Midstream Operating, 3.25%, 10/1/15	7,390	7,625
DCP Midstream Operating, 3.875%, 3/15/23	15,240	14,230
El Paso Natural Gas, 5.95%, 4/15/17	1,678	1,888
Energy Transfer Partners, 3.60%, 2/1/23	48,505	45,617
Energy Transfer Partners, 5.20%, 2/1/22	24,145	25,700
Enogex, 6.25%, 3/15/20 (1)	5,360	5,724
Enterprise Products Operations, 5.95%, 2/1/41	21,927	23,746
Enterprise Products Operations, 7.55%, 4/15/38	9,345	11,950
Gulf South Pipeline, 4.00%, 6/15/22 (2)	8,730	8,701
NiSource Finance, 5.25%, 2/15/43	19,210	18,285
NiSource Finance, 5.95%, 6/15/41	14,965	15,727
NiSource Finance, 6.25%, 12/15/40	6,075	6,563

ONEOK, 4.25%, 2/1/22	33,875	31,720
ONEOK Partners, 3.20%, 9/15/18	4,655	4,809
Plains All American Pipeline, 2.85%, 1/31/23	17,515	16,024
Plains All American Pipeline, 5.75%, 1/15/20	10,150	11,603
Sempra Energy, 6.50%, 6/1/16	8,270	9,360
Southwest Gas, 3.875%, 4/1/22	6,635	6,762
Spectra Energy Capital, 3.30%, 3/15/23	33,195	29,623
Western Gas Partners, 4.00%, 7/1/22	33,460	32,684
Williams Companies, 3.70%, 1/15/23	23,360	21,148
Williams Partners, 3.35%, 8/15/22	19,325	18,102
Williams Partners, 4.125%, 11/15/20	10,030	10,335
Williams Partners, 6.30%, 4/15/40	12,940	13,944
		453,319
Total Utility		701,492
Total Corporate Bonds (Cost $5,398,496)		5,452,010
ASSET-BACKED SECURITIES 5.9%		
Car Loan 2.6%		
Ally Auto Receivables Trust Series 2010-2, Class B 3.02%, 8/17/15 (1)	33,625	33,922
Ally Auto Receivables Trust Series 2012-A, Class C 2.40%, 11/15/17 (1)	14,790	15,203
Ally Auto Receivables Trust Series 2012-A, Class D 3.15%, 10/15/18 (1)	12,254	12,642
Ally Auto Receivables Trust Series 2013-2, Class A3 0.79%, 1/15/18	18,030	18,058

AmeriCredit Automobile Receivables Trust Series 2011-1, Class C 2.85%, 8/8/16	8,750	8,911
AmeriCredit Automobile Receivables Trust Series 2012-1, Class C 2.67%, 1/8/18	1,710	1,754
AmeriCredit Automobile Receivables Trust Series 2012-4, Class C 1.93%, 8/8/18	4,930	4,978
AmeriCredit Automobile Receivables Trust Series 2012-5, Class C 1.69%, 11/8/18	8,157	8,162
Avis Budget Rental Car Funding (AESOP) Series 2013-1A, Class A 1.92%, 9/20/19 (1)	35,070	34,773
Avis Budget Rental Car Funding (AESOP) Series 2013-2A, Class A 2.97%, 2/20/20 (1)	12,980	13,400
Capital Auto Receivables Asset Trust Series 2013-1, Class B 1.29%, 4/20/18	2,380	2,360
Capital Auto Receivables Asset Trust Series 2013-1, Class C 1.74%, 10/22/18	2,575	2,551
Capital Auto Receivables Asset Trust Series 2013-3, Class A3 1.31%, 12/20/17	22,750	22,907
Capital Auto Receivables Asset Trust Series 2013-4, Class A3 1.09%, 3/20/18	26,950	26,950
CarMax Auto Owner Trust Series 2010-2, Class B 3.96%, 6/15/16	19,755	20,193
CarMax Auto Owner Trust Series 2013-3, Class A3 0.97%, 4/16/18	21,850	21,985
Enterprise Fleet Financing Series 2013-2, Class A2 1.06%, 3/20/19 (1)	24,860	24,926

Ford Credit Auto Lease Trust Series 2012-B, Class B 1.10%, 12/15/15 (1)	4,875	4,894
Ford Credit Auto Lease Trust Series 2012-B, Class C 1.50%, 3/15/17 (1)	7,145	7,178
Ford Credit Auto Lease Trust Series 2013-A, Class B 1.01%, 5/15/16	12,110	12,133
Ford Credit Auto Lease Trust Series 2013-A, Class C 1.28%, 6/15/16	9,065	9,082
Ford Credit Auto Owner Trust Series 2012-D, Class C 1.23%, 8/15/18	5,550	5,544
Ford Credit Auto Owner Trust Series 2012-D, Class D 1.97%, 5/15/19	5,095	5,132
Ford Credit Auto Owner Trust Series 2013-C, Class A4 1.25%, 10/15/18	4,005	4,052
Ford Credit Auto Owner Trust Series 2013-D, Class A4 1.11%, 2/15/19	8,210	8,212
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92%, 1/15/19	13,925	14,270
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37%, 1/15/18	17,080	17,079
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class D 1.82%, 1/15/18	6,045	6,040
Huntington Auto Trust Series 2011-1A, Class B 1.84%, 1/17/17 (1)	2,680	2,716
Huntington Auto Trust Series 2011-1A, Class C 2.53%, 3/15/17 (1)	11,050	11,239

Hyundai Auto Lease Securities Trust Series 2012-A, Class A4 1.05%, 4/17/17 (1)	10,975	11,019
Hyundai Auto Lease Securities Trust Series 2013-B, Class A2 0.75%, 3/15/16 (1)	35,465	35,520
Mercedes-Benz Auto Lease Trust Series 2013-B, Class A4 0.76%, 7/15/19	14,745	14,742
Motor Series 2012-A, Class A1C 1.286%, 2/25/20 (1)	7,575	7,579
Nissan Auto Lease Trust Series 2013-B, Class A3 0.75%, 6/15/16	9,805	9,819
Nissan Auto Receivables Owner Trust Series 2013-B, Class A3 0.84%, 11/15/17	17,980	18,096
Smart Trust Australia Series 2011-2USA, Class A4A 2.31%, 4/14/17 (1)	11,255	11,438
Smart Trust Australia Series 2012-4US, Class A4A 1.25%, 8/14/18	9,505	9,465
Smart Trust Australia Series 2013-1US, Class A4A 1.05%, 10/14/18	6,660	6,616
Smart Trust Australia Series 2013-2US, Class A4A 1.18%, 2/14/19	21,020	20,873
Volkswagen Auto Lease Trust Series 2012-A, Class A4 1.06%, 5/22/17	21,705	21,822
Wheels Series 2012-1, Class A3 1.53%, 3/20/21 (1)	8,420	8,501
		556,736

Credit Card 1.3%

American Express Credit Account Master Trust Series 2012-5, Class C 1.07%, 5/15/18 (1)	7,450	7,483
American Express Credit Account Master Trust Series 2013-1, Class A, VR 0.588%, 2/16/21	38,780	38,793
Cabela's Credit Card Master Trust Series 2011-2A, Class A1 2.39%, 6/17/19 (1)	23,820	24,649
Cabela's Credit Card Master Trust Series 2012-2A, Class A1 1.45%, 6/15/20 (1)	43,140	43,342
Chase Issuance Trust Series 2013-A8, Class A8 1.01%, 10/15/18	26,580	26,666
GE Capital Credit Card Master Note Trust Series 2009-4, Class C 7.82%, 11/15/17 (1)	6,595	7,003
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	38,530	38,894
GE Capital Credit Card Master Note Trust Series 2012-6, Class B 1.83%, 8/17/20	61,483	61,264
Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (1)	37,910	39,102
		287,196

Other Asset-Backed Securities 1.7%

CIT Equipment Collateral Trust Series 2012-VT1, Class A3 1.10%, 8/22/16 (1)	12,610	12,625
CKE Restaurants Holdings Series 2013-1A, Class A2 4.474%, 3/20/43 (1)	60,245	61,266

CNH Equipment Trust Series 2010-B, Class B 3.12%, 2/15/17	9,690	9,801
CNH Equipment Trust Series 2010-C, Class A4 1.75%, 5/16/16	25,207	25,444
CNH Equipment Trust Series 2013-C, Class A3 1.02%, 8/15/18	12,220	12,301
CNH Equipment Trust Series 2013-D, Class A3 0.77%, 10/15/18	21,635	21,646
CNH Wholesale Master Note Trust Series 2013-2A, Class A, VR 0.768%, 8/15/19 (1)	27,055	27,055
Diamond Resorts Owner Trust Series 2013-2, Class A 2.27%, 5/20/26 (1)	30,920	30,902
Fosse Master Issuer Series 2011-1A, Class A5, CMO, VR 1.746%, 10/18/54 (1)	2,825	2,885
GE Dealer Floorplan Master Note Trust Series 2011-1, Class A, VR 0.768%, 7/20/16	18,400	18,437
GE Equipment Small Ticket Series 2011-1, Class A3 1.45%, 1/21/18 (1)	687	687
GE Equipment Small Ticket Series 2013-1A, Class A3 1.02%, 2/24/17 (1)	14,315	14,388
Holmes Master Issuer Series 2012-1A, Class A2, CMO, VR 1.894%, 10/15/54 (1)	24,605	24,921
Holmes Master Issuer Series 2012-3A, Class B1, CMO, VR 2.444%, 10/15/54 (1)	18,180	18,791
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (1)	9,878	9,960

Sierra Receivables Funding Series 2013-1A, Class A 1.59%, 11/20/29 (1)	15,693	15,631
Sierra Receivables Funding Series 2013-2A, Class A 2.28%, 11/20/25 (1)	27,932	28,088
Sierra Receivables Funding Series 2013-3A, Class A 2.20%, 10/20/30 (1)	24,145	24,277
		359,105
Whole Business 0.3%		
Domino's Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (1)	54,442	58,951
		58,951
Total Asset-Backed Securities (Cost $1,250,064)		1,261,988

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.3%

Collateralized Mortgage Obligations 1.3%		
Adjustable Rate Mortgage Trust Series 2005-8, Class 7A31, CMO, ARM 0.406%, 11/25/35	2,695	2,674
Bank of America Funding Series 2005-A, Class 5A1, CMO, ARM 0.468%, 2/20/35	3,332	3,236
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.925%, 2/25/34	880	868
Bank of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 2.867%, 5/25/34	597	588
Bank of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 2.889%, 9/25/34	714	708

Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 2.745%, 10/25/34	309	313
Bank of America Mortgage Securities Series 2005-B, Class 2A1, CMO, ARM 2.879%, 3/25/35	13,999	13,194
Bank of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 2.801%, 11/25/35	1,240	1,142
Bear Stearns Alt-A Trust Series 2006-1, Class 11A1, CMO, ARM 0.646%, 2/25/36	17,816	13,367
Credit Suisse Mortgage Capital Certificates Series 2010-1R, Class 42A1, CMO 5.00%, 10/27/36 (1)	1,259	1,283
Deutsche Alt-A Securities Series 2005-2, Class 1A1, CMO, ARM 0.566%, 4/25/35	7,621	6,619
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A, CMO, ARM 1.008%, 9/19/44	12,046	11,272
DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1A, CMO, ARM 0.528%, 1/19/45	5,434	4,553
GMAC Mortgage Corporation Loan Trust Series 2005-AR3, Class 5A1, CMO, ARM 5.201%, 6/19/35	3,634	3,614
Greenpoint Mortgage Funding Trust Series 2005-AR1, Class A2, CMO, ARM 0.386%, 6/25/45	7,469	6,910
Greenpoint Mortgage Funding Trust Series 2006-AR2, Class 4A1, CMO, ARM 2.143%, 3/25/36	13,582	10,686
Harborview Mortgage Loan Trust Series 2005-2, Class 2A1A, CMO, ARM 0.388%, 5/19/35	7,349	6,411
Harborview Mortgage Loan Trust Series 2006-9, Class 2A1A, CMO, ARM 0.378%, 11/19/36	42,509	31,090

Homebanc Mortgage Trust Series 2005-4, Class A1, CMO, ARM 0.436%, 10/25/35	14,348	12,475
Homebanc Mortgage Trust Series 2005-4, Class A2, CMO, ARM 0.496%, 10/25/35	12,985	11,347
IndyMac Index Mortgage Loan Trust Series 2005-AR18, Class 2A1B, CMO, ARM 0.946%, 10/25/36	21,691	17,583
Invitation Homes Trust Series 2013-SFR1, Class A, CMO, ARM 1.40%, 12/17/30 (1)	9,105	9,119
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3, CMO, ARM 0.356%, 6/25/37	6,369	5,775
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1, CMO, ARM 0.466%, 10/25/35	26,610	19,758
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	538	529
Sequoia Mortgage Trust Series 2013-6, Class A1, CMO, ARM 2.50%, 5/25/43	32,046	29,134
Sequoia Mortgage Trust Series 2013-7, Class A2, CMO, ARM 3.00%, 6/25/43	15,107	14,141
SunTrust Adjustable Rate Mortgage Loan Series 2007-2, Class 5A1, CMO, ARM 5.623%, 4/25/37	21,436	19,429
WaMu Mortgage PTC Series 2005-AR11, Class A1C3, CMO, ARM 0.676%, 8/25/45	14,649	12,348
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 2.55%, 9/25/35	2,000	2,001
WaMu Mortgage PTC Series 2005-AR13, Class A1A1, CMO, ARM 0.456%, 10/25/45	2,507	2,286

Wells Fargo Mortgage-Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 2.90%, 1/25/34	804	793
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 2.672%, 3/25/35	1,259	1,269
Wells-Fargo Mortgage-Backed Securities Trust Series 2006-2, Class 2A1, CMO, ARM 0.866%, 3/25/36	10,493	8,166
		284,681
Commercial Mortgage-Backed Securities 5.5%		
Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	1,306	1,310
Banc of America Commercial Mortgage Series 2006-5, Class AM 5.448%, 9/10/47	40,432	43,269
Banc of America Commercial Mortgage Series 2007-4, Class A4, ARM 5.937%, 2/10/51	41,160	46,039
Banc of America Commercial Mortgage Series 2007-4, Class AM, ARM 6.004%, 2/10/51	17,789	19,809
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	37,778	41,642
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB 4.804%, 9/11/42	2,420	2,452
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, ARM 5.899%, 9/11/38	11,445	12,578
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	23,510	25,733
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A4, ARM 5.694%, 6/11/50	19,060	21,512

Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, ARM 6.207%, 12/10/49	11,435	12,834
Commercial Mortgage PTC Series 2007-C9, Class A4, ARM 5.993%, 12/10/49	48,745	55,409
Commercial Mortgage PTC Series 2012-LC4, Class A2 2.256%, 12/10/44	10,230	10,482
Credit Suisse Mortgage Capital Certificates Series 2008-C1, Class A3, ARM 6.233%, 2/15/41	16,740	19,039
FREMF Mortgage Trust Series 2012-K22, Class B, ARM 3.812%, 8/25/45 (1)	14,170	13,243
FREMF Mortgage Trust Series 2012-K23, Class B, ARM 3.782%, 10/25/45 (1)	19,330	18,060
FREMF Mortgage Trust Series 2012-K711, Class B, ARM 3.684%, 8/25/45 (1)	22,870	22,595
FREMF Mortgage Trust Series 2013-K24, Class B, ARM 3.623%, 11/25/45 (1)	8,720	8,017
FREMF Mortgage Trust Series 2013-K26, Class B, ARM 3.723%, 12/25/45 (1)	22,638	20,890
FREMF Mortgage Trust Series 2013-K27, Class B, ARM 3.616%, 1/25/46 (1)	18,530	16,721
FREMF Mortgage Trust Series 2013-K28, Class B, ARM 3.614%, 6/25/46 (1)	11,675	10,627
FREMF Mortgage Trust Series 2013-K31, Class B, ARM 3.738%, 7/25/46 (1)	6,220	5,693
FREMF Mortgage Trust Series 2013-K712, Class B, ARM 3.483%, 5/25/45 (1)	12,345	12,029

FREMF Mortgage Trust Series 2013-K713, Class B, ARM 3.274%, 4/25/46 (1)	32,835	31,314
GE Capital Commercial Mortgage Series 2005-C4, Class A4, ARM 5.488%, 11/10/45	32,905	35,165
Goldman Sachs Mortgage Securities II Series 2006-GG6, Class A4, ARM 5.553%, 4/10/38	14,510	15,698
Goldman Sachs Mortgage Securities II Series 2012-GCJ9, Class A3 2.773%, 11/10/45	22,120	20,932
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB 4.619%, 8/10/42	392	394
Greenwich Capital Commercial Funding Series 2006-GG7, Class A4, ARM 6.018%, 7/10/38	9,154	10,053
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, ARM 4.824%, 10/15/42	3,009	3,061
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, ARM 5.481%, 12/12/44	19,980	21,437
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP7, Class A4, ARM 6.056%, 4/15/45	37,035	40,626
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	49,108	54,100
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4, ARM 5.895%, 2/12/49	41,459	46,494
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class AM, ARM 5.895%, 2/12/49	42,118	45,716
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	18,021	20,358

JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class AM, ARM 6.192%, 2/15/51	25,535	28,467
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	30,165	28,791
JPMorgan Chase Commercial Mortgage Securities Series 2013-LC11, Class A5 2.96%, 4/15/46	17,290	16,442
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4, ARM 6.055%, 6/15/38	5,322	5,843
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38	15,079	16,655
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4 5.424%, 2/15/40	7,324	8,122
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.32%, 4/15/41	4,990	5,713
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	18,135	19,655
Morgan Stanley Capital I Series 2006-HQ10, Class A4 5.328%, 11/12/41	15,409	16,931
Morgan Stanley Capital I Series 2007-HQ11, Class A4, ARM 5.447%, 2/12/44	12,525	13,760
Morgan Stanley Capital I Series 2007-IQ14, Class A4, ARM 5.692%, 4/15/49	50,110	55,651
Morgan Stanley Capital I Series 2007-IQ15, Class A4, ARM 6.107%, 6/11/49	43,143	48,491
Morgan Stanley Capital I Series 2008-T29, Class A4, ARM 6.459%, 1/11/43	21,846	25,466

Terwin Mortgage Trust Series 2005-14HE, Class AF2, ARM 4.849%, 8/25/36	4,303	4,454
		107,367
Total Non-U.S. Government Mortgage-Backed Securities (Cost $1,504,714)		1,568,094

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.5%

U.S. Government Agency Obligations 22.4% (3)

Federal Home Loan Mortgage		
1.426%, 8/25/17	12,530	12,652
1.875%, 4/25/22	20,410	20,146
2.50%, 5/1/28	110,037	110,247
3.00%, 12/1/42 - 1/1/43	121,367	116,755
3.50%, 10/1 - 11/1/42	176,950	178,302
4.00%, 10/1/40 - 12/1/41	61,421	63,923
4.50%, 11/1/18 - 10/1/40	84,182	89,776
5.00%, 4/1/18 - 8/1/40	67,774	73,802
5.50%, 3/1/18 - 12/1/39	36,466	39,455
6.00%, 4/1/16 - 8/1/38	16,390	17,974
6.50%, 5/1/17 - 9/1/39	4,952	5,471
7.00%, 8/1/19 - 6/1/32	306	338
7.50%, 6/1/15 - 6/1/24	46	49
10.50%, 5/1/19 - 8/1/20	1	1
Federal Home Loan Mortgage, ARM		
2.442%, 3/1/36	1,053	1,112
2.475%, 7/1/35	720	768
2.598%, 1/1/36	128	136
2.687%, 2/1/37	1,746	1,878
2.719%, 1/1/37	624	663

2.775%, 11/1/35	412	441
2.91%, 9/1/32	32	32
5.895%, 12/1/36	434	450
5.946%, 10/1/36	1,340	1,431
6.128%, 11/1/36	452	472
6.138%, 10/1/36	1,214	1,280
6.249%, 8/1/36	601	632
Federal Home Loan Mortgage, CMO, IO, 4.50%, 4/15/18	44	1
Federal Home Loan Mortgage, CMO, PO, 8/1/28	59	55
Federal Home Loan Mortgage, TBA		
3.50%, 1/1/28	15,755	16,540
4.00%, 1/1/42	46,509	48,197
Federal National Mortgage Assn.		
2.50%, 10/1/27 - 8/1/28	193,290	193,443
3.00%, 5/1/27 - 5/1/43	675,677	660,463
3.50%, 12/1/25 - 7/1/43	343,931	349,535
4.00%, 1/1/26 - 5/1/42	572,340	598,778
4.50%, 5/1/19 - 9/1/42	516,905	552,094
5.00%, 3/1/18 - 6/1/42	519,660	565,224
5.50%, 4/1/14 - 1/1/39	336,160	368,508
6.00%, 5/1/16 - 5/1/42	228,754	252,910
6.50%, 11/1/15 - 5/1/38	42,844	48,021
7.00%, 10/1/29 - 4/1/37	138	151
8.00%, 5/1/15	1	1
Federal National Mortgage Assn., ARM		
2.237%, 12/1/35	147	155
2.273%, 11/1/35	1,994	2,108
2.374%, 7/1/36	4,014	4,275
2.47%, 8/1/36	1,477	1,565

2.508%, 9/1/37	2,157	2,289
2.665%, 12/1/36	1,641	1,758
2.748%, 9/1/37	799	846
5.864%, 9/1/36	335	362
Federal National Mortgage Assn., CMO, 7.60%, 10/25/19	8	9
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/1/32	180	33
Federal National Mortgage Assn., TBA		
2.50%, 1/1/27	24,895	24,851
3.50%, 1/1/25 - 1/1/41	124,411	127,134
4.00%, 1/1/40	34,117	35,487
4.50%, 1/1/36	221,168	236,036
6.00%, 1/1/33	8,564	9,443
		4,838,458
U.S. Government Obligations 7.1%		
Government National Mortgage Assn.		
2.50%, 7/20/27 - 3/20/43	365,539	354,927
3.00%, 8/20/42 - 6/20/43	198,682	194,312
3.50%, 9/15/41 - 2/20/43	202,328	206,930
4.00%, 10/20/40 - 7/20/42	162,674	172,170
4.50%, 11/20/39 - 3/20/41	172,636	186,908
5.00%, 8/15/33 - 3/20/41	81,145	88,932
5.50%, 1/20/29 - 12/20/39	58,787	64,921
6.00%, 2/15/14 - 7/20/39	1,159	1,269
6.50%, 9/15/25 - 12/20/33	329	372
7.00%, 7/15/15 - 11/20/28	1,129	1,239
7.50%, 9/15/16 - 5/15/32	295	332
8.00%, 7/15/16 - 5/15/32	854	954
8.50%, 11/15/16 - 9/20/26	93	97
9.00%, 7/20/16 - 11/15/19	22	23

9.50%, 2/15/25	9	9
10.25%, 11/15/20	39	41
11.00%, 8/15/14 - 5/15/19	86	86
11.50%, 10/15/15	9	9
Government National Mortgage Assn., CMO, IO		
4.00%, 2/20/43	20,450	4,868
4.50%, 3/20/36 - 12/20/39	108,820	17,368
Government National Mortgage Assn., CMO, PO, 3/16/28	170	166
Government National Mortgage Assn., TBA		
3.00%, 1/1/42	74,958	73,160
3.50%, 1/1/41	164,473	167,917
		1,537,010
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $6,424,993)		6,375,468

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 15.8%

U.S. Government Agency Obligations 0.4% (4)

Federal Home Loan Banks, 5.25%, 6/18/14	13,315	13,687
Federal Home Loan Mortgage, 5.00%, 7/15/14	9,440	9,725
Federal National Mortgage Assn., 4.375%, 10/15/15	19,410	20,879
Federal National Mortgage Assn., 4.625%, 10/15/14	17,345	18,016
Federal National Mortgage Assn., 5.00%, 3/15/16	12,175	13,442
Federal National Mortgage Assn., 7.125%, 1/15/30	9,820	13,549
		89,298

U.S. Treasury Obligations 15.4%

U.S. Treasury Bonds, 3.125%, 2/15/43	557,860	488,999
U.S. Treasury Bonds, 4.625%, 2/15/40 (5)	262,090	302,509
U.S. Treasury Bonds, 5.375%, 2/15/31	36,990	46,319
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	203,399	207,308

U.S. Treasury Notes, 0.625%, 11/30/17	762,470	751,271
U.S. Treasury Notes, 0.875%, 2/28/17	861,065	866,447
U.S. Treasury Notes, 1.25%, 10/31/18	178,450	177,669
U.S. Treasury Notes, 2.625%, 4/30/16 (5)	438,210	461,832
U.S. Treasury Stripped Interest Payment, Zero Coupon, 5/15/20	28,225	24,825
		3,327,179
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $3,390,780)		3,416,477

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 7.2%

Government Guaranteed 0.2%		
KfW, 0.50%, 4/19/16	41,170	41,034
		41,034
Local Authorities 0.4%		
Province of Manitoba, 1.30%, 4/3/17	29,720	30,205
Province of Ontario, 1.20%, 2/14/18	15,235	15,092
Province of Ontario, 1.60%, 9/21/16 (2)	36,370	37,183
		82,480
Owned No Guarantee 1.8%		
CNOOC Curtis Funding, 4.50%, 10/3/23 (1)	15,440	15,584
CNOOC Finance 2013, 1.75%, 5/9/18	9,650	9,529
CODELCO, 4.50%, 8/13/23 (1)	11,450	11,499
CODELCO, 7.50%, 1/15/19 (1)	17,570	21,248
Comision Federal de Electricidad, 4.875%, 1/15/24 (1)	5,190	5,164
Ecopetrol, 4.25%, 9/18/18 (2)	21,060	21,955
Electricite de France, 4.60%, 1/27/20 (1)	26,190	28,716
Export-Import Bank of India, 4.00%, 8/7/17	4,975	5,066
Export-Import Bank of India, 4.00%, 1/14/23	15,425	13,437

Gazprom, 4.95%, 5/23/16 (1)(2)	13,555	14,436
Gazprom, 8.625%, 4/28/34	16,995	20,118
Israel Electric, 6.875%, 6/21/23 (1)	4,000	4,256
National Gas Company of Trinidad & Tobago 6.05%, 1/15/36 (1)(2)	2,505	2,630
Pemex Project Funding Master Trust, 6.625%, 6/15/35	6,435	6,628
Petrobras Global Finance, 4.375%, 5/20/23	12,140	11,150
Petrobras International Finance, 5.75%, 1/20/20	26,380	27,549
Petrobras International Finance, 5.875%, 3/1/18 (2)	10,115	10,991
Petrobras International Finance, 7.875%, 3/15/19	12,355	14,348
Petroleos Mexicanos, 3.50%, 7/18/18 (2)	21,225	21,712
Petroleos Mexicanos, 4.875%, 1/24/22	18,885	19,404
Petroleos Mexicanos, 5.50%, 6/27/44	25,640	22,825
Petroleos Mexicanos, 6.50%, 6/2/41	40,045	40,679
Ras Laffan Lending, 5.832%, 9/30/16 (1)	2,158	2,304
Sberbank Capital, 5.717%, 6/16/21	4,500	4,684
Statoil, 1.95%, 11/8/18	23,305	23,412
Swedish Export Credit, 5.125%, 3/1/17	9,345	10,606
VTB Capital, 6.551%, 10/13/20	4,800	5,076
		395,006
Sovereign 1.4%		
Government of Bermuda, 4.138%, 1/3/23 (1)	16,695	15,910
Government of Bermuda, 4.854%, 2/6/24 (1)(2)	10,220	10,115
Government of Bermuda, 5.603%, 7/20/20 (1)	16,015	17,256
Kingdom of Morocco, 4.25%, 12/11/22 (1)	34,655	32,056
Perusahaan Penerbit, 4.00%, 11/21/18 (1)	6,645	6,579
Republic of Brazil, 4.875%, 1/22/21	4,635	4,936
Republic of Brazil, 5.625%, 1/7/41	11,665	11,257
Republic of Chile, 3.875%, 8/5/20	7,985	8,434

Republic of Iceland, 5.875%, 5/11/22	19,860	20,453
Republic of Indonesia, 4.875%, 5/5/21 (1)	4,500	4,534
Republic of Indonesia, 6.875%, 1/17/18 (1)	8,315	9,375
Republic of Indonesia, 11.625%, 3/4/19 (1)	8,605	11,638
Republic of Panama, 5.20%, 1/30/20	6,360	6,917
Republic of Poland, 3.00%, 3/17/23	28,855	26,438
Republic of Poland, 3.875%, 7/16/15	32,845	34,525
Republic of South Africa, 5.875%, 9/16/25 (2)	18,450	19,243
Republic of Turkey, 6.00%, 1/14/41	48,310	45,291
Russian Federation, STEP, 7.50%, 3/31/30 (1)	16,592	19,445
		304,402
Treasuries 3.4%		
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17 (BRL)	440,250	177,727
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21 (BRL)	26,905	10,118
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23 (BRL)	58,526	21,399
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/17 (BRL)	10,957	11,035
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/20 (BRL)	16,983	16,810
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/45 (BRL)	6,140	5,740
Government of the United Kingdom, 1.25%, 7/22/18 (GBP)	146,725	237,042
Mexican Udibonos, 7.75%, 11/13/42 (MXN)	247,000	19,108
Mexican Udibonos, Inflation-Indexed, 4.00%, 6/13/19 (MXN)	117,979	10,172
Republic of South Africa, 8.25%, 9/15/17 (ZAR)	99,100	10,117
Republic of Turkey, 8.50%, 9/14/22 (TRY)	26,430	12,566
Russian Federation, 6.80%, 12/11/19 (RUB)	1,596,245	46,478
Russian Federation, 7.00%, 1/25/23 (RUB)	782,750	22,708
Russian Federation, 7.40%, 6/14/17 (RUB)	914,185	28,135
State of Israel, 4.25%, 3/31/23 (ILS)	92,140	27,559

United Mexican States, 6.50%, 6/10/21 (MXN)	313,000	24,993
United Mexican States, 8.50%, 11/18/38 (MXN)	606,250	51,113
		732,820
Total Foreign Government Obligations & Municipalities (Cost $1,613,348)		1,555,742
MUNICIPAL SECURITIES 4.4%		
California 0.3%		
Bay Area Toll Auth., Build America, 6.263%, 4/1/49	9,550	11,865
California, 5.00%, 4/1/43	3,670	3,733
California EFA, Stanford Univ., 5.25%, 4/1/40	10,220	12,101
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	3,420	3,997
Los Angeles Airport, Build America, 7.053%, 5/15/40	11,095	12,935
Los Angeles Dept. of Water & Power, 5.00%, 7/1/43	22,325	23,257
San Diego County Water Auth., Build America, 6.138%, 5/1/49	5,005	5,947
		73,835
Colorado 0.1%		
Denver School Dist. No. 1, COP, 4.242%, 12/15/37	12,140	10,957
Regional Transportation Dist., Sales Tax, Fastracks 5.00%, 11/1/38	11,410	11,967
		22,924
District of Columbia 0.1%		
District of Columbia, Income Tax, 5.25%, 12/1/34	11,265	12,308
District of Columbia, Income Tax, Build America 5.591%, 12/1/34	2,205	2,460
		14,768
Florida 0.2%		
Florida, DOT, Right of Way, 5.00%, 7/1/23	7,195	8,297
Florida Board of Administration Fin. Corp. Hurricane Catastrophe Fund, 1.298%, 7/1/16	21,700	21,745

Florida Board of Administration Fin. Corp. Hurricane Catastrophe Fund, 2.995%, 7/1/20	24,125	23,017
		53,059
Georgia 0.4%		
Georgia, 5.00%, 10/1/21	41,740	50,112
Georgia, 5.00%, 7/1/23	13,570	16,086
Georgia, 5.00%, 7/1/24	8,245	9,662
Georgia, 5.00%, 7/1/25	9,960	11,540
		87,400
Hawaii 0.3%		
Hawaii, 5.00%, 11/1/23	14,340	16,762
Hawaii, 5.00%, 12/1/23	6,610	7,661
Hawaii, 5.00%, 11/1/24	14,425	16,664
Hawaii, 5.00%, 11/1/25	14,625	16,698
		57,785
Illinois 0.2%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	8,040	9,066
Chicago Transit Auth., Regional Transportation Auth. 6.899%, 12/1/40	7,490	8,630
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	13,505	14,823
		32,519
Kansas 0.0%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (6)	2,760	2,873
		2,873
Maryland 0.1%		
Maryland, State & Local Fac., 5.00%, 3/1/24	10,940	12,629
Maryland Transportation Auth., Build America, 5.754%, 7/1/41	6,360	6,982

Maryland Transportation Auth., Build America, 5.888%, 7/1/43	6,235	6,869
		26,480
Massachusetts 0.3%		
Massachusetts, 5.00%, 6/1/25	12,945	14,738
Massachusetts, Accelerated Bridge Program Special Obligation, 5.00%, 6/1/23	11,425	13,308
Massachusetts, Build America, 4.50%, 8/1/31	14,885	14,495
Massachusetts Bay Transportation Auth., 5.00%, 7/1/20	12,140	14,415
		56,956
Minnesota 0.1%		
Minnesota, 5.00%, 3/1/27	11,400	12,628
		12,628
New Jersey 0.1%		
New Jersey Transportation Trust Fund Auth. 5.25%, 12/15/22 (7)	12,835	14,884
		14,884
New York 0.8%		
Dormitory Auth. of the State of New York, Personal Income Tax General Purpose, 4.00%, 12/15/22	11,690	12,801
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	6,270	8,398
New York City, Build America, 5.846%, 6/1/40	15,785	17,460
New York City, Build America, 6.271%, 12/1/37	7,595	9,067
New York City Housing Dev. Corp., 6.42%, 11/1/27	145	145
New York City Municipal Water Fin. Auth., Build America 5.952%, 6/15/42	4,790	5,744
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	12,580	13,812
New York City Transitional Fin. Auth., Future Tax, 5.00%, 5/1/23	13,660	15,845

Univ. of Texas System, Board of Regents, 5.00%, 8/15/43	28,235	29,782
		88,259
Utah 0.0%		
Utah Transit Auth., Build America, 5.937%, 6/15/39	7,195	8,172
		8,172
Virginia 0.4%		
Univ. of Virginia, 5.00%, 6/1/43	6,890	7,374
Virginia, 5.00%, 6/1/23	6,905	8,311
Virginia College Building Auth. 21st Century College & Equipment Program, 5.00%, 2/1/22	7,045	8,309
Virginia Public Building Auth., Build America, 5.90%, 8/1/30	6,505	7,319
Virginia Public School Auth., Qualified School Construction 4.25%, 12/15/30	37,440	35,149
Virginia Public School Auth., School Funding, 1997 Resolution 5.00%, 8/1/23	18,585	21,732
Virginia Transportation Board, Build America, 5.35%, 5/15/35	2,195	2,336
		90,530
Washington 0.2%		
Washington, 5.00%, 7/1/24	14,000	16,140
Washington, Motor Vehicle Fuel Tax, 5.00%, 7/1/22	20,235	23,858
		39,998
Total Municipal Securities (Cost $995,527)		958,655
OPTIONS PURCHASED 0.0%		
EUR Put/USD Call, 5/28/14 @ $1.2897, JPMorgan Chase (8)	215,000	1,435
Total Options Purchased (Cost $1,580)		1,435
BOND MUTUAL FUNDS 3.3%		
T. Rowe Price Institutional Floating Rate Fund, 3.87% (9)(10)	32,837	337,567

T. Rowe Price Institutional High Yield Fund, 5.30% (9)(10)	37,573	373,479
Total Bond Mutual Funds (Cost $666,238)		711,046

SHORT-TERM INVESTMENTS 4.4%

Money Market Funds 4.4%

T. Rowe Price Reserve Investment Fund, 0.05% (9)(11)	938,971	938,971
Total Short-Term Investments (Cost $938,971)		938,971

SECURITIES LENDING COLLATERAL 0.3%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.3%

Short-Term Funds 0.3%

T. Rowe Price Short-Term Reserve Fund, 0.04% (9)(11)	7,292	72,922
Total Investments through Securities Lending Program with State Street Bank and Trust Company		72,922
Total Securities Lending Collateral (Cost $72,922)		72,922
Total Investments in Securities 103.4% of Net Assets (Cost $22,257,633)		**$ 22,312,808**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,884,927 and represents 8.7% of net assets.

(2) All or a portion of this security is on loan at November 30, 2013 -- total value of such securities at period-end amounts to $70,944. See Note 4.

(3) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(5) At November 30, 2013, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(6) Insured by Assured Guaranty Municipal Corp.

Forward Currency Exchange Contracts

(Amounts in 000s)

Counterparty	Settlement	Receive		Deliver		Unrealized Gain (Loss)
Bank of America Merrill Lynch	12/3/13	USD	103,250	BRL	252,695	(4,919)
Bank of America Merrill Lynch	1/21/14	KRW	56,992,065	USD	53,363	319
Barclays Bank	12/3/13	BRL	508,975	USD	221,872	(3,998)
Barclays Bank	12/5/13	USD	61,224	JPY	6,106,210	1,606
Barclays Bank	3/6/14	USD	211,371	BRL	495,580	3,800
BNP Paribas	1/13/14	USD	323,647	EUR	239,400	(1,579)
BNP Paribas	2/24/14	USD	471,952	GBP	292,010	(5,708)
Deutsche Bank	12/10/13	NOK	344,450	USD	56,388	(223)
Deutsche Bank	12/20/13	PLN	82,125	USD	26,367	141
Deutsche Bank	1/13/14	EUR	39,450	USD	53,041	552
Deutsche Bank	1/13/14	NOK	472,680	USD	78,440	(1,465)
Deutsche Bank	1/13/14	USD	76,134	NOK	472,680	(841)
Deutsche Bank	1/21/14	USD	26,991	HUF	5,842,330	732
Deutsche Bank	1/23/14	USD	27,675	ILS	98,090	(139)
Deutsche Bank	2/5/14	EUR	40,705	USD	54,544	757
Deutsche Bank	2/5/14	USD	23,992	NOK	149,585	(346)
Goldman Sachs	1/13/14	EUR	72,350	USD	97,855	433
Goldman Sachs	1/15/14	USD	50,902	RUB	1,668,050	983
HSBC Bank	12/5/13	USD	55,325	JPY	5,408,110	2,523
HSBC Bank	12/20/13	PLN	324,610	USD	103,214	1,562
HSBC Bank	12/27/13	USD	56,494	AUD	60,975	1,029
HSBC Bank	1/13/14	CAD	15,095	USD	14,633	(436)
HSBC Bank	1/13/14	USD	50,363	HKD	390,445	(4)
HSBC Bank	2/5/14	NOK	468,745	USD	78,325	(2,057)
HSBC Bank	2/5/14	USD	197,642	EUR	146,480	(1,361)
HSBC Bank	2/24/14	GBP	111,650	USD	180,342	2,291
JPMorgan Chase	12/5/13	JPY	4,876,280	USD	49,675	(2,066)
Morgan Stanley	12/3/13	USD	114,039	BRL	256,280	4,335
Morgan Stanley	3/6/14	USD	46,660	BRL	109,875	640
Royal Bank of Canada	12/10/13	MXN	332,665	USD	25,537	(167)
Royal Bank of Canada	12/27/13	USD	45,919	SEK	294,990	948
Royal Bank of Canada	1/13/14	CAD	108,830	USD	103,892	(1,531)
Royal Bank of Canada	1/13/14	USD	118,954	CAD	123,925	2,396
Royal Bank of Canada	1/15/14	USD	10,819	ZAR	107,595	341
Royal Bank of Scotland	12/10/13	MXN	1,311,145	USD	101,291	(1,300)
Royal Bank of Scotland	12/18/13	USD	13,034	TRY	26,625	(115)
Royal Bank of Scotland	12/27/13	SEK	294,990	USD	44,484	488
Royal Bank of Scotland	12/27/13	USD	47,966	AUD	51,340	1,265

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 11/30/13	Value 5/31/13
T. Rowe Price Institutional Floating Rate Fund, 3.87%	$ 6,958	$ —	$ 6,958	$ 337,567	$ 330,908
T. Rowe Price Institutional High Yield Fund, 5.30%	68,563	—	11,063	373,479	305,157
T. Rowe Price Reserve Investment Fund, 0.05%	¤	¤	274	938,971	1,671,866
T. Rowe Price Short-Term Reserve Fund, 0.04%	¤	¤	—^	72,922	83,276
Totals			$ 18,295	$ 1,722,939	$ 2,391,207

¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 1,678,131
Dividend income	18,295
Interest income	—
Investment income	$ 18,295
Realized gain (loss) on securities	$ —
Capital gain distributions from mutual funds	$ —

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $22,257,633)	$ 22,312,808
Interest receivable	147,210
Receivable for investment securities sold	79,279
Cash	36,415
Unrealized gain on forward currency exchange contracts	29,619
Receivable for shares sold	22,039
Variation margin receivable on futures contracts	1,823
Unrealized gain on swaps	193
Swap premiums paid	155
Other assets	1,411
Total assets	22,630,952
Liabilities	
Payable for investment securities purchased	894,358
Obligation to return securities lending collateral	72,922
Unrealized loss on forward currency exchange contracts	28,589
Payable for shares redeemed	9,947
Investment management fees payable	7,555
Due to affiliates	1,499
Swap premiums received	768
Unrealized loss on swaps	302
Other liabilities	38,471
Total liabilities	1,054,411
NET ASSETS	$ 21,576,541
Net Assets Consist of:	
Overdistributed net investment income	$ (43,283)
Accumulated undistributed net realized loss	(23,105)
Net unrealized gain	53,319
Paid-in capital applicable to 2,289,300,715 shares of $1.00 par value capital stock outstanding; 6,000,000,000 shares authorized	21,589,610
NET ASSETS	$ 21,576,541

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 11/30/13	Year Ended 5/31/13
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 250,487	$ 440,892
Net realized gain (loss)	(153,195)	380,344
Change in net unrealized gain / loss	(398,255)	(354,069)
Increase (decrease) in net assets from operations	(300,963)	467,167
Distributions to shareholders		
Net investment income		
Investor Class	(293,179)	(565,433)
Advisor Class	(521)	(1,446)
R Class	(70)	(209)
Net realized gain		
Investor Class	–	(184,252)
Advisor Class	–	(462)
R Class	–	(91)
Decrease in net assets from distributions	(293,770)	(751,893)
Capital share transactions*		
Shares sold		
Investor Class	3,498,772	7,343,891
Advisor Class	8,897	20,453
R Class	1,863	2,916
Distributions reinvested		
Investor Class	289,279	745,915
Advisor Class	452	1,760
R Class	69	297
Shares redeemed		
Investor Class	(3,338,292)	(3,559,833)
Advisor Class	(15,838)	(38,104)
R Class	(1,214)	(6,528)
Increase in net assets from capital share transactions	443,988	4,510,767
Net Assets		
Increase (decrease) during period	(150,745)	4,226,041
Beginning of period	21,727,286	17,501,245
End of period	**$ 21,576,541**	**$ 21,727,286**

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price New Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. The fund has three classes of shares: the New Income Fund original share class, referred to in this report as the Investor Class, offered since August 31, 1973; the New Income Fund–Advisor Class (Advisor Class), offered since September 30, 2002; and the New Income Fund–R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

New Accounting Guidance On June 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and bilateral options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2013:

There were no material transfers between Levels 1 and 2 during the six months.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2013, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2013, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of November 30, 2013, securities valued at $11,361,000 had been posted by the fund to counterparties for bilateral derivatives. As of November 30, 2013, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $6,208,000. As of November 30, 2013, securities valued at $31,274,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets, and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2013, the fund’s exposure to forwards, based on underlying notional amounts, was generally between 8% and 10% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally between 6% and 12% of net assets.

Options The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use call and put options to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security and/or currency at a specified exercise price. Options are included in net assets at fair value; purchased options are included in Investments in Securities; and written options are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange; movements in underlying security values and/or currency values; and, for written options, potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2013, the fund’s exposure to options, based on underlying notional amounts, was generally less than 1% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements are executed in the OTC market and can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets, and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, payment risk increases as the price of the relevant underlying credit or credit rating declines. As of November 30, 2013, the notional amount of protection sold by the fund totaled $36,450,000 (0.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended November 30, 2013, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments The fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying securities; however, the fund may elect to extend the settlement by “rolling” the transaction. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of November 30, 2013, securities valued at $1,541,000 had been posted by the fund to counterparties for TBAs. Collateral pledged by counterparties to the fund for TBAs consisted of $1,056,000 cash.

Dollar Rolls The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Securities Lending The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2013, the value of loaned securities was $70,944,000; the value of cash collateral and related investments was $72,922,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $3,416,443,000 and $2,725,615,000, respectively, for the six months ended November 30, 2013. Purchases and sales of U.S. government securities aggregated $11,437,982,000 and $11,785,042,000, respectively, for the six months ended November 30, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At November 30, 2013, the cost of investments for federal income tax purposes was $22,271,142,000. Net unrealized gain aggregated $39,810,000 at period-end, of which $510,827,000 related to appreciated investments and $471,017,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2013, the effective annual group fee rate was 0.30%.

The R Class is also subject to a contractual expense limitation through September 30, 2014. During the limitation period, Price Associates is required to waive its management fee or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. The class is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a reimbursement or waiver. Pursuant to this agreement, expenses in the amount of $3,000 were reimbursed by Price Associates during the six months ended November 30, 2013. Including these amounts, expenses previously reimbursed by Price Associates in the amount of $21,000 remain subject to repayment at November 30, 2013.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. For the six months ended November 30, 2013, expenses incurred pursuant to these service agreements were $108,000 for Price Associates; $601,000 for T. Rowe Price Services, Inc.; and $403,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended November 30, 2013, the fund was charged $164,000 for shareholder servicing costs related to the college savings plans, of which $122,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2013, approximately 1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds), as well as the T. Rowe Price Retirement Funds and T. Rowe Price Target Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2013, the fund was allocated $1,051,000 of Spectrum Funds’ expenses and $11,847,000 of Retirement Funds’ expenses. Of these amounts, $6,236,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2013, approximately 7% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 64% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price fund(s) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying T. Rowe Price fund’s net assets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein. The accompanying Statement of Operations reflects management fees permanently waived pursuant to this agreement. Annual fee rates and management fees waived related to investments in the underlying T. Rowe Price fund(s) for the six months ended November 30, 2013, are as follows:

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 21, 2014